ACQUISITIONS AND CHANGE IN INTEREST ON MINERAL PROPERTIES - Consideration Transferred and Net Identifiable Assets Acquired (Details) $ / shares in Units, $ in Thousands				12 Months Ended
	May 31, 2016 CAD ($) year shares $ / shares	May 30, 2016 CAD ($)	Mar. 07, 2016 CAD ($)	Dec. 31, 2017 CAD ($) year shares	Dec. 31, 2016 CAD ($) year shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	May 31, 2016 USD ($) $ / $ shares
Disclosure of detailed information about business combination [line items]
Share options assumed (in shares) | shares				0	809,286
Goodwill						$ 49,786	$ 49,786
Expected life (years) | year				4.2	4.2
Average risk-free interest rate (%)				1.00%	0.63%
Dividend yield (%)				0.00%	0.00%
Volatility (%)				60.90%	59.50%
Minimum
Disclosure of detailed information about business combination [line items]
Exercise price, share options granted				$ 12.01	$ 7.17
Maximum
Disclosure of detailed information about business combination [line items]
Exercise price, share options granted				$ 14.12	$ 7.27
Claude Resources Inc.
Disclosure of detailed information about business combination [line items]
Common shares issued								$ 325,202
Common shares issued (in shares) | shares								37,394,000
Stock options assumed								$ 4,045
Share options assumed (in shares) | shares	809,286
Share exchange cash payment of C$0.001 per Claude Resources share								155
Cash transferred per common share (in CAD per share) | $ / shares	$ 0.001
Consideration								329,402
Cash and cash equivalents								16,908
Trade and other receivables								814
Marketable securities								351
Inventory								34,801
Property, plant and equipment								52,318
Goodwill								49,786
Trade and other payables								(4,657)
Debt								(13,707)
Close-down and restoration provisions								(5,464)
Deferred income tax liabilities								(80,811)
Net identifiable assets acquired								$ 329,402
Transaction share price		$ 11.35	$ 7.89
Closing foreign exchange rate (in CAD per USD) | $ / $								0.7662
Expected life (years) | year	1.6
Average risk-free interest rate (%)	0.60%
Dividend yield (%)	0.00%
Volatility (%)	60.60%
Claude Resources Inc. | Minimum
Disclosure of detailed information about business combination [line items]
Exercise price, share options granted	$ 1.70
Claude Resources Inc. | Maximum
Disclosure of detailed information about business combination [line items]
Exercise price, share options granted	$ 12.86
Claude Resources Inc. | Mineral properties subject to depreciation
Disclosure of detailed information about business combination [line items]
Property, plant and equipment								$ 62,229
Claude Resources Inc. | Mineral properties not yet subject to depreciation
Disclosure of detailed information about business combination [line items]
Property, plant and equipment								128,100
Claude Resources Inc. | Exploration and evaluation assets
Disclosure of detailed information about business combination [line items]
Property, plant and equipment								$ 88,734